Law Offices
Stradley, Ronon, Stevens & Young, LLP
1250 Connecticut Ave. NW, Suite 500
Washington, DC 20036
(202) 822-9611

1933 Act Rule 497(j)
1933 Act File No. 033-72416
1940 Act File No. 811-08200

Direct Dial: (202) 419-8417

January 3, 2011

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re: Bridgeway Funds, Inc.
SEC File Nos. 033-72416 and 811-08200
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment Nos. 34/34 to the Registration Statement of Bridgeway Funds, Inc., which was filed with the Securities and Exchange Commission electronically on December 27, 2010.

Please direct any questions or comments relating to this certification to my attention at (202) 419-8417.

Very truly yours,

/s/ Prufesh R. Modhera
Prufesh R. Modhera